Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment [Abstract]
Depreciation expense	$ 199,832	$ 164,983	$ 405,525	$ 272,998